Other Operating Income, Net - Other Operating Income Net (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Summary of other operating income net [line items]
Other operating income, net	R$ 179,625	R$ 57,533	R$ 59,360
Commercial partnerships [member]
Summary of other operating income net [line items]
Other operating income, net	40,816	53,671	52,731
Merchandising [member]
Summary of other operating income net [line items]
Other operating income, net	44,396	52,092	53,870
Loyalty Program [member]
Summary of other operating income net [line items]
Other operating income, net	12,943	25,682	26,419
Ultracargo fire accident in Santos [member]
Summary of other operating income net [line items]
Other operating income, net	(3,733)	(4,951)	(39,080)
Extraordinary tax credit [member]
Summary of other operating income net [line items]
Other operating income, net	144,949	208,038	49,152
Conduct adjustment commitment [member]
Summary of other operating income net [line items]
Other operating income, net	(65,539)
Tcc [member]
Summary of other operating income net [line items]
Other operating income, net	0	0	(85,819)
Unrealized acquisition fine [member]
Summary of other operating income net [line items]
Other operating income, net	0	(286,160)
Others [member]
Summary of other operating income net [line items]
Other operating income, net	R$ 5,793	R$ 9,161	R$ 2,087